Embark Commodity Strategy Fund Expense Example - Embark Commodity Strategy Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	916
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	$ 1,011